First Trust S-Network Future Vehicles & Technology ETF Shareholder Fees	Sep. 30, 2025
First Trust S-Network Future Vehicles & Technology ETF | First Trust S-Network Future Vehicles & Technology ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%